Paradigm Value Fund
		Schedule of Investments
		September 30, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
55,000	Air Transport Services Group, Inc. *		$ 1,419,550	2.05%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *		503,500	0.73%

Communications Services, NEC
30,000	Calix, Inc. *		1,482,900	2.14%

Computer Communications Equipment
124,300	A10 Networks, Inc. *		1,675,564
138,500	Extreme Networks, Inc. *		1,364,225
			3,039,789	4.38%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *		803,328	1.16%

Electrical Work
19,700	EMCOR Group Inc.		2,272,986	3.28%

Electronic Computers
6,000	Omnicell, Inc. *		890,580	1.28%

Footwear, (No Rubber)
20,000	Caleres, Inc.		444,400	0.64%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation		1,976,436	2.85%

Instruments for Measuring & Testing of Electricity & Electric Signals
10,000	Cohu, Inc. *		319,400	0.46%

Laboratory Analytical Instruments
13,500	PerkinElmer Inc.		2,339,415	3.37%

Measuring & Controlling Devices, NEC
10,000	Onto Innovation Inc. *		722,500	1.04%

Millwood, Veneer, Plywood, & Structural Wood Members
35,000	Jeld-Wen Holding, Inc. *		876,050	1.26%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
75,000	Summit Materials, Inc. - Class A *		2,397,750	3.46%

Motor Vehicle Parts & Accessories
30,000	Modine Manufacturing Company *		339,900	0.49%

National Commercial Banks
34,000	First Merchants Corporation		1,422,560
17,000	National Bank Holdings Corporation - Class A		688,160
			2,110,720	3.04%

Office Machines, NEC
40,000	Pitney Bowes Inc.		288,400	0.42%

Optical Instruments & Lenses
12,000	II-VI Incorporated *		712,320	1.03%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
50,000	Invacare Corporation *		238,000	0.34%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.		875,550	1.26%

Retail - Apparel & Accessory Stores
22,400	Tilly’s, Inc. - Class A		313,824
10,000	Zumiez Inc. *		397,600
			711,424	1.03%

Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *		630,560	0.91%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.		1,744,080	2.52%

Retail - Retail Stores, NEC
20,000	Kirkland's, Inc. *		384,200	0.55%

Retail - Shoe Stores
19,500	Designer Brands Inc. - Class A		271,635
24,800	Foot Locker, Inc.		1,132,368
			1,404,003	2.02%

Semiconductors & Related Devices
10,000	FormFactor, Inc. *		373,300
56,700	Kulicke & Soffa Industries Inc. (Singapore)		3,304,476
7,588	Marvell Technology Group Ltd. (Bermuda)		457,632
20,000	MaxLinear, Inc. *		985,000
40,000	NeoPhotonics Corporation *		348,400
11,700	Qorvo, Inc. *		1,956,123
			7,424,931	10.71%

Services - Business Services, NEC
6,832	Concentrix Corp. *		1,209,264
135,000	Conduent Incorporated *		889,650
31,400	Tabula Rasa HealthCare, Inc. *		822,994
			2,921,908	4.22%

Services - Computer Integrated Systems Design
100,000	Ribbon Communications Inc. *		598,000	0.86%

Services - Computer Programming, Data Processing, Etc.
6,000	IAC/InterActiveCorp. *		781,740
9,741	Vimeo, Inc. *		286,093
			1,067,833	1.54%

Services - Help Supply Services
44,400	Kforce Inc.		2,648,016	3.82%

Services - Home Health Care Services
18,900	Addus HomeCare Corporation *		1,507,275	2.17%

Services - Hospitals
8,600	Magellan Health Services Inc. *		813,130	1.17%

Services - Management Services
30,000	R1 RCM Inc. *		660,300	0.95%

Services - Medical Laboratories
18,900	RadNet, Inc. *		553,959	0.80%

Services - Personal Services
9,850	Match Group, Inc. *		1,546,352	2.23%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.		748,900	1.08%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.		714,350	1.03%

Special Industry Machinery, NEC
28,100	Brooks Automation, Inc.		2,876,035
30,000	Veeco Instruments Inc. *		666,300
			3,542,335	5.11%

State Commercial Banks
21,000	Banner Corporation		1,159,410
5,000	Prosperity Bancshares, Inc.		355,650
35,000	Renasant Corporation		1,261,750
			2,776,810	4.01%

Surgical & Medical Instruments & Apparatus
40,000	Neuronetics, Inc. *		262,400	0.38%

Telegraph & Other Message Communications
20,000	j2 Global, Inc. *		2,732,400	3.94%

Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *		615,060	0.89%

Transportation Services
15,400	GATX Corp.		1,379,224	1.99%

Water, Sewer, Pipeline, Comm & Power Line Construction
24,000	Primoris Services Corporation		587,760	0.85%

Wholesale - Computers & Peripheral Equipment & Software
10,832	SYNNEX Corporation		1,127,611	1.63%

Total for Common Stocks (Cost $24,788,775)			63,156,295	91.09%

REAL ESTATE INVESTMENT TRUSTS
11,650	Mid-America Apartment Communities Inc.		2,175,638
Total for Real Estate Investment Trusts (Cost $326,868)			2,175,638	3.14%

MONEY MARKET FUNDS
4,080,029	SEI Daily Income Trust Government Fund CL F 0.01% **		4,080,029	5.88%
Total for Money Market Funds (Cost $4,080,029)

Total Investment Securities			69,411,962	100.11%
	(Cost $29,195,672)

Liabilities in Excess of Other Assets			(74,160)	-0.11%

Net Assets			$ 69,337,802	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2021, was $29,195,672. At September 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 41,058,411
		Unrealized Loss	(842,121)
		Unrealized Gain	$ 40,216,290

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 63,156,295	$ -	$ -	$ 63,156,295
Real Estate Investment Trusts	2,175,638	-	-	2,175,638
Money Market Funds	4,080,029	-	-	4,080,029
Total	$ 69,411,962	$ -	$ -	$ 69,411,962

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2021.